Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
July 31, 2024
ZMP-NPRT1-0924
1.9881624.107
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	9,896	289,953
GCI Liberty, Inc. Class A (Escrow) (b)	1,527	0
Iridium Communications, Inc.	4,838	138,851
Liberty Global Ltd.:
Class A	6,682	130,232
Class C	6,944	139,644
		698,680
Entertainment - 1.4%
Electronic Arts, Inc.	10,784	1,627,737
Liberty Media Corp. Liberty Formula One:
Class A	958	70,863
Class C	7,880	637,256
Liberty Media Corp. Liberty Live:
Class C	1,817	70,899
Series A	852	32,180
Live Nation Entertainment, Inc. (a)	6,368	612,538
Madison Square Garden Sports Corp. (a)	749	150,107
Playtika Holding Corp.	2,795	21,326
Roblox Corp. (a)	20,605	855,520
Roku, Inc. Class A (a)	5,096	296,638
Take-Two Interactive Software, Inc. (a)	6,767	1,018,637
TKO Group Holdings, Inc.	3,181	347,842
Warner Bros Discovery, Inc. (a)	97,895	846,792
		6,588,335
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,999	158,377
Match Group, Inc. (a)	10,676	407,183
Pinterest, Inc. Class A (a)	23,878	762,902
TripAdvisor, Inc. (a)	4,344	76,585
Trump Media & Technology Group (a)(c)	2,325	66,821
Zoominfo Technologies, Inc. (a)	12,564	142,727
		1,614,595
Media - 1.5%
Charter Communications, Inc. Class A (a)	3,784	1,436,860
Fox Corp.:
Class A	9,574	364,195
Class B	5,326	188,700
Interpublic Group of Companies, Inc.	15,194	488,791
Liberty Broadband Corp.:
Class A (a)	681	45,096
Class C (a)	4,435	298,875
Liberty Media Corp. Liberty SiriusXM:
Class A	2,866	64,829
Class C	5,946	133,844
News Corp.:
Class A	15,255	420,733
Class B	4,670	133,048
Nexstar Media Group, Inc.	1,256	232,096
Omnicom Group, Inc.	7,806	765,300
Paramount Global:
Class A (c)	912	20,885
Class B (c)	22,759	259,908
Sirius XM Holdings, Inc. (c)	24,557	84,722
The New York Times Co. Class A	6,482	347,370
The Trade Desk, Inc. Class A (a)	17,824	1,602,021
		6,887,273
TOTAL COMMUNICATION SERVICES		15,788,883
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.4%
Aptiv PLC (a)	10,982	762,041
BorgWarner, Inc.	9,266	327,182
Gentex Corp.	9,330	289,790
Lear Corp.	2,274	277,519
QuantumScape Corp. Class A (a)(c)	14,138	91,331
		1,747,863
Automobiles - 0.2%
Harley-Davidson, Inc.	4,870	182,625
Lucid Group, Inc. Class A (a)(c)	35,635	125,435
Rivian Automotive, Inc. (a)(c)	33,184	544,549
Thor Industries, Inc.	2,053	217,905
		1,070,514
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	46,705	969,129
Dillard's, Inc. Class A	124	49,425
eBay, Inc.	20,411	1,135,056
Etsy, Inc. (a)	4,691	305,572
Kohl's Corp.	4,436	96,084
Macy's, Inc.	11,046	190,875
Nordstrom, Inc.	4,021	91,799
Ollie's Bargain Outlet Holdings, Inc. (a)	2,457	239,901
		3,077,841
Distributors - 0.4%
Genuine Parts Co.	5,609	825,140
LKQ Corp.	10,732	445,378
Pool Corp.	1,503	562,182
		1,832,700
Diversified Consumer Services - 0.4%
ADT, Inc.	11,661	90,723
Bright Horizons Family Solutions, Inc. (a)	2,323	279,341
Duolingo, Inc. (a)	1,478	254,127
Grand Canyon Education, Inc. (a)	1,180	184,021
H&R Block, Inc.	5,590	323,885
Service Corp. International	5,753	459,722
		1,591,819
Hotels, Restaurants & Leisure - 3.2%
Aramark	10,559	361,857
Boyd Gaming Corp.	2,766	168,366
Caesars Entertainment, Inc. (a)	8,674	346,526
Carnival Corp. (a)	40,241	670,415
Cava Group, Inc. (a)	3,042	256,197
Choice Hotels International, Inc. (c)	1,159	147,715
Churchill Downs, Inc.	2,809	403,260
Darden Restaurants, Inc.	4,800	702,192
Domino's Pizza, Inc.	1,402	601,037
Draftkings Holdings, Inc. (a)	17,921	662,181
Dutch Bros, Inc. (a)	3,686	140,990
Expedia Group, Inc. (a)	5,099	650,989
Hilton Worldwide Holdings, Inc.	9,907	2,126,736
Hyatt Hotels Corp. Class A	1,765	260,037
Las Vegas Sands Corp.	14,437	572,716
Light & Wonder, Inc. Class A (a)	3,639	390,101
Marriott Vacations Worldwide Corp.	1,404	118,750
MGM Resorts International (a)	9,833	422,524
Norwegian Cruise Line Holdings Ltd. (a)	17,261	318,120
Penn Entertainment, Inc. (a)	6,079	121,398
Planet Fitness, Inc. (a)	3,508	258,540
Royal Caribbean Cruises Ltd.	9,560	1,498,243
Texas Roadhouse, Inc.	2,688	469,352
Travel+Leisure Co.	2,761	127,254
Vail Resorts, Inc.	1,530	278,475
Wendy's Co.	6,955	117,748
Wingstop, Inc.	1,183	442,300
Wyndham Hotels & Resorts, Inc.	3,163	239,502
Wynn Resorts Ltd.	4,120	341,218
Yum! Brands, Inc.	11,362	1,509,214
		14,723,953
Household Durables - 2.1%
D.R. Horton, Inc.	11,959	2,151,783
Garmin Ltd.	6,244	1,069,285
Leggett & Platt, Inc.	5,376	70,802
Lennar Corp.:
Class A	9,731	1,721,706
Class B	452	74,562
Mohawk Industries, Inc. (a)	2,139	344,529
Newell Brands, Inc.	16,642	142,955
NVR, Inc. (a)	120	1,032,898
PulteGroup, Inc.	8,435	1,113,420
SharkNinja, Inc.	2,671	205,266
Tempur Sealy International, Inc.	6,766	354,200
Toll Brothers, Inc.	4,183	596,956
TopBuild Corp. (a)	1,280	612,531
Whirlpool Corp.	2,134	217,604
		9,708,497
Leisure Products - 0.3%
Brunswick Corp.	2,722	221,707
Hasbro, Inc.	5,608	361,492
Mattel, Inc. (a)	13,814	266,472
Polaris, Inc.	2,101	174,971
YETI Holdings, Inc. (a)	3,439	142,203
		1,166,845
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	2,398	151,865
AutoNation, Inc. (a)	1,036	197,586
Bath & Body Works, Inc.	9,073	333,433
Best Buy Co., Inc.	8,692	752,032
Burlington Stores, Inc. (a)	2,557	665,638
CarMax, Inc. (a)	6,340	535,350
Carvana Co. Class A (a)	4,252	566,494
Dick's Sporting Goods, Inc.	2,295	496,523
Five Below, Inc. (a)	2,192	159,446
Floor & Decor Holdings, Inc. Class A (a)	4,233	414,834
GameStop Corp. Class A (a)(c)	10,851	245,992
Gap, Inc.	8,096	190,094
Lithia Motors, Inc. Class A (sub. vtg.)	1,092	301,752
Murphy U.S.A., Inc.	759	383,234
Penske Automotive Group, Inc.	745	129,712
RH (a)	600	174,048
Ross Stores, Inc.	13,267	1,900,232
Tractor Supply Co.	4,350	1,145,442
Ulta Beauty, Inc. (a)	1,929	703,873
Valvoline, Inc. (a)	5,208	242,172
Wayfair LLC Class A (a)	3,722	202,588
Williams-Sonoma, Inc.	5,132	793,818
		10,686,158
Textiles, Apparel & Luxury Goods - 0.7%
Amer Sports, Inc.	4,896	56,843
Birkenstock Holding PLC	1,590	93,985
Capri Holdings Ltd. (a)	4,568	153,211
Carter's, Inc.	1,441	87,253
Columbia Sportswear Co.	1,344	109,805
Crocs, Inc. (a)	2,398	322,219
Deckers Outdoor Corp. (a)	1,030	950,309
PVH Corp.	2,308	235,393
Ralph Lauren Corp. Class A	1,551	272,340
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,449	354,893
Tapestry, Inc.	9,233	370,151
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,357	51,278
Class C (non-vtg.) (a)	8,084	54,890
VF Corp.	14,121	239,492
		3,352,062
TOTAL CONSUMER DISCRETIONARY		48,958,252
CONSUMER STAPLES - 5.1%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	367	102,837
Brown-Forman Corp.:
Class A	1,981	90,314
Class B (non-vtg.)	6,930	312,959
Celsius Holdings, Inc. (a)	7,101	332,540
Coca-Cola Consolidated, Inc.	238	272,722
Molson Coors Beverage Co. Class B	7,058	373,015
		1,484,387
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	16,846	334,056
BJ's Wholesale Club Holdings, Inc. (a)	5,319	467,859
Casey's General Stores, Inc.	1,492	578,657
Dollar General Corp.	8,860	1,066,655
Dollar Tree, Inc. (a)	8,270	862,892
Grocery Outlet Holding Corp. (a)	3,899	76,264
Kroger Co.	26,755	1,458,148
Maplebear, Inc. (NASDAQ)	6,938	239,292
Performance Food Group Co. (a)	6,162	425,178
Sysco Corp.	20,086	1,539,592
U.S. Foods Holding Corp. (a)	9,233	502,183
Walgreens Boots Alliance, Inc.	28,879	342,794
		7,893,570
Food Products - 2.2%
Archer Daniels Midland Co.	19,885	1,233,069
Bunge Global SA	5,679	597,601
Campbell Soup Co.	7,742	362,790
Conagra Brands, Inc.	19,216	582,629
Darling Ingredients, Inc. (a)	6,392	253,954
Flowers Foods, Inc.	7,560	170,251
Freshpet, Inc. (a)	1,877	228,431
General Mills, Inc.	22,777	1,529,248
Hormel Foods Corp.	11,693	375,462
Ingredion, Inc.	2,640	328,337
Kellanova	10,573	614,820
Lamb Weston Holdings, Inc.	5,802	348,236
McCormick & Co., Inc. (non-vtg.)	10,159	782,345
Pilgrim's Pride Corp. (a)	1,665	68,648
Post Holdings, Inc. (a)	1,993	217,954
Seaboard Corp.	10	32,479
The Hershey Co.	5,950	1,175,006
The J.M. Smucker Co.	4,162	490,908
Tyson Foods, Inc. Class A	11,343	690,789
		10,082,957
Household Products - 0.4%
Church & Dwight Co., Inc.	9,838	964,222
Reynolds Consumer Products, Inc.	2,196	61,093
Spectrum Brands Holdings, Inc.	1,177	99,586
The Clorox Co.	5,006	660,442
		1,785,343
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	5,249	269,169
Coty, Inc. Class A (a)	15,837	157,578
elf Beauty, Inc. (a)	2,133	368,113
Kenvue, Inc.	77,232	1,428,020
		2,222,880
TOTAL CONSUMER STAPLES		23,469,137
ENERGY - 5.4%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	40,251	1,558,519
Halliburton Co.	35,552	1,232,943
NOV, Inc.	15,866	330,330
TechnipFMC PLC	17,293	510,144
Weatherford International PLC	2,910	342,973
		3,974,909
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	13,675	196,373
Antero Resources Corp. (a)	11,697	339,447
APA Corp.	14,592	455,124
Cheniere Energy, Inc.	9,261	1,691,429
Chesapeake Energy Corp. (c)	5,293	404,015
Chord Energy Corp.	2,492	427,777
Civitas Resources, Inc.	4,028	280,993
Coterra Energy, Inc.	29,919	771,910
Devon Energy Corp.	25,377	1,193,480
Diamondback Energy, Inc.	7,170	1,450,563
DT Midstream, Inc.	3,915	295,034
EQT Corp.	23,766	820,165
Hess Corp.	11,266	1,728,430
HF Sinclair Corp.	6,533	336,254
Kinder Morgan, Inc.	78,175	1,651,838
Marathon Oil Corp.	23,033	646,076
Matador Resources Co.	4,739	291,354
New Fortress Energy, Inc. Class A (c)	2,617	51,660
ONEOK, Inc.	23,530	1,960,755
Ovintiv, Inc.	10,815	502,249
Permian Resource Corp. Class A	25,322	388,439
Range Resources Corp.	9,561	298,590
Southwestern Energy Co. (a)	44,180	284,961
Targa Resources Corp.	8,860	1,198,581
Texas Pacific Land Corp.	757	639,589
The Williams Companies, Inc.	49,077	2,107,366
Viper Energy, Inc.	3,681	157,068
		20,569,520
TOTAL ENERGY		24,544,429
FINANCIALS - 15.8%
Banks - 2.9%
Bank OZK	4,272	200,314
BOK Financial Corp.	916	94,201
Citizens Financial Group, Inc.	18,428	786,323
Columbia Banking Systems, Inc.	8,386	219,378
Comerica, Inc.	5,346	293,014
Commerce Bancshares, Inc.	4,802	310,737
Cullen/Frost Bankers, Inc.	2,370	277,432
East West Bancorp, Inc.	5,563	488,932
Fifth Third Bancorp	27,537	1,165,917
First Citizens Bancshares, Inc.	483	1,008,354
First Hawaiian, Inc.	5,145	128,831
First Horizon National Corp.	22,011	368,244
FNB Corp., Pennsylvania	14,352	220,160
Huntington Bancshares, Inc.	58,227	870,494
KeyCorp	37,324	602,036
M&T Bank Corp.	6,702	1,153,883
Nu Holdings Ltd. Class A (a)	128,322	1,556,546
Pinnacle Financial Partners, Inc.	3,054	294,161
Popular, Inc.	2,877	295,267
Prosperity Bancshares, Inc.	3,615	262,160
Regions Financial Corp.	37,049	828,786
Synovus Financial Corp.	5,880	274,890
TFS Financial Corp.	2,033	27,567
Webster Financial Corp.	6,884	341,584
Western Alliance Bancorp.	4,330	348,392
Wintrust Financial Corp.	2,616	283,051
Zions Bancorporation NA	5,834	301,443
		13,002,097
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	1,288	239,079
Ameriprise Financial, Inc.	4,040	1,737,483
Ares Management Corp. Class A,	7,191	1,101,661
Bank of New York Mellon Corp.	30,199	1,965,049
Blue Owl Capital, Inc. Class A	20,229	385,767
Carlyle Group LP	8,828	439,105
Cboe Global Markets, Inc.	4,254	780,652
Coinbase Global, Inc. (a)	7,959	1,785,681
Evercore, Inc. Class A	1,446	362,064
FactSet Research Systems, Inc.	1,533	633,267
Franklin Resources, Inc.	11,496	262,914
Houlihan Lokey	2,072	311,318
Interactive Brokers Group, Inc.	4,188	499,503
Invesco Ltd.	14,734	254,309
Janus Henderson Group PLC	5,212	194,043
Jefferies Financial Group, Inc.	7,263	424,668
Lazard, Inc. Class A	4,400	216,348
LPL Financial	3,002	665,003
MarketAxess Holdings, Inc.	1,489	332,836
Morningstar, Inc.	1,076	341,791
MSCI, Inc.	3,098	1,675,274
NASDAQ, Inc.	16,610	1,124,165
Northern Trust Corp.	8,156	723,029
Raymond James Financial, Inc.	7,624	884,384
Robinhood Markets, Inc. (a)	26,779	550,844
SEI Investments Co.	4,077	276,584
State Street Corp.	12,155	1,032,810
Stifel Financial Corp.	4,002	354,857
T. Rowe Price Group, Inc.	8,845	1,010,187
TPG, Inc.	3,388	172,754
Tradeweb Markets, Inc. Class A	4,680	522,662
Virtu Financial, Inc. Class A	3,324	90,812
XP, Inc. Class A	16,447	281,408
		21,632,311
Consumer Finance - 0.8%
Ally Financial, Inc.	11,067	498,126
Credit Acceptance Corp. (a)	251	144,300
Discover Financial Services	10,084	1,451,995
OneMain Holdings, Inc.	4,551	237,835
SLM Corp.	8,805	199,785
SoFi Technologies, Inc. (a)(c)	41,534	313,166
Synchrony Financial	16,170	821,274
		3,666,481
Financial Services - 1.9%
Affirm Holdings, Inc. Class A, (a)	9,183	259,787
Block, Inc. Class A (a)	22,403	1,386,298
Corebridge Financial, Inc.	10,309	304,631
Corpay, Inc. (a)	2,791	814,470
Equitable Holdings, Inc.	13,176	574,605
Euronet Worldwide, Inc. (a)	1,737	177,157
Fidelity National Information Services, Inc.	22,670	1,741,736
Global Payments, Inc.	10,267	1,043,538
Jack Henry & Associates, Inc.	2,925	501,579
MGIC Investment Corp.	10,752	267,080
Rocket Companies, Inc. (a)	5,571	90,194
Shift4 Payments, Inc. (a)(c)	2,416	166,197
The Western Union Co.	13,597	161,668
Toast, Inc. (a)	17,886	467,898
UWM Holdings Corp. Class A	3,798	31,903
Voya Financial, Inc.	4,082	296,884
WEX, Inc. (a)	1,682	308,563
		8,594,188
Insurance - 5.2%
AFLAC, Inc.	23,063	2,199,749
Allstate Corp.	10,593	1,812,674
American Financial Group, Inc.	2,894	378,998
Arch Capital Group Ltd. (a)	14,547	1,393,312
Arthur J. Gallagher & Co.	8,704	2,467,491
Assurant, Inc.	2,097	366,702
Assured Guaranty Ltd.	2,132	175,613
Axis Capital Holdings Ltd.	3,131	237,173
Brighthouse Financial, Inc. (a)	2,494	124,376
Brown & Brown, Inc.	9,630	957,511
Cincinnati Financial Corp.	6,173	806,317
CNA Financial Corp.	894	43,949
Everest Re Group Ltd.	1,735	681,629
Fidelity National Financial, Inc.	10,463	579,755
First American Financial Corp.	4,030	244,137
Globe Life, Inc.	3,740	346,848
Hanover Insurance Group, Inc.	1,438	197,711
Hartford Financial Services Group, Inc.	11,970	1,327,712
Kemper Corp.	2,444	156,563
Kinsale Capital Group, Inc.	888	405,878
Lincoln National Corp.	6,861	228,471
Loews Corp.	7,300	583,635
Markel Group, Inc. (a)	518	848,924
Old Republic International Corp.	10,159	351,705
Primerica, Inc.	1,393	350,716
Principal Financial Group, Inc.	9,408	766,846
Prudential Financial, Inc.	14,494	1,816,388
Reinsurance Group of America, Inc.	2,648	596,939
RenaissanceRe Holdings Ltd.	2,090	484,692
RLI Corp.	1,670	251,485
Ryan Specialty Group Holdings, Inc.	4,126	254,120
Unum Group	7,695	442,693
W.R. Berkley Corp.	12,523	690,393
White Mountains Insurance Group Ltd.	100	178,600
Willis Towers Watson PLC	4,121	1,163,276
		23,912,981
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. (c)	27,996	280,240
Annaly Capital Management, Inc.	20,172	401,625
Rithm Capital Corp.	19,470	226,047
Starwood Property Trust, Inc.	11,946	238,323
		1,146,235
TOTAL FINANCIALS		71,954,293
HEALTH CARE - 10.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	5,093	1,209,384
Apellis Pharmaceuticals, Inc. (a)	4,206	166,558
Biogen, Inc. (a)	5,875	1,252,550
BioMarin Pharmaceutical, Inc. (a)	7,614	642,089
Cerevel Therapeutics Holdings (a)	2,784	125,169
Exact Sciences Corp. (a)	7,357	336,068
Exelixis, Inc. (a)	11,538	270,566
Grail, Inc.	1,077	16,564
Incyte Corp. (a)	7,476	486,463
Ionis Pharmaceuticals, Inc. (a)	5,847	289,193
Natera, Inc. (a)	4,563	467,206
Neurocrine Biosciences, Inc. (a)	4,021	569,253
Repligen Corp. (a)	2,245	375,701
Roivant Sciences Ltd. (a)	14,115	153,148
Sarepta Therapeutics, Inc. (a)	3,652	519,460
Ultragenyx Pharmaceutical, Inc. (a)	3,504	157,750
United Therapeutics Corp. (a)	1,761	551,704
Viking Therapeutics, Inc. (a)	4,240	241,680
		7,830,506
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	3,022	700,741
Baxter International, Inc.	20,536	735,600
Dentsply Sirona, Inc.	8,343	226,429
DexCom, Inc. (a)	15,953	1,081,932
Enovis Corp. (a)	2,184	104,046
Envista Holdings Corp. (a)	6,939	118,449
GE Healthcare Technologies, Inc.	17,194	1,455,128
Globus Medical, Inc. (a)	4,514	324,827
Hologic, Inc. (a)	9,318	760,442
IDEXX Laboratories, Inc. (a)	3,324	1,582,623
Inspire Medical Systems, Inc. (a)	1,197	168,837
Insulet Corp. (a)	2,816	547,290
Masimo Corp. (a)	1,727	184,754
Penumbra, Inc. (a)	1,486	248,296
QuidelOrtho Corp. (a)	2,171	85,299
ResMed, Inc.	5,863	1,250,285
Solventum Corp.	5,588	329,021
STERIS PLC	3,974	948,832
Teleflex, Inc.	1,899	419,527
The Cooper Companies, Inc.	7,870	734,507
Zimmer Biomet Holdings, Inc.	8,245	918,081
		12,924,946
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	3,668	237,870
Amedisys, Inc. (a)	1,293	126,779
Cardinal Health, Inc.	9,822	990,352
Cencora, Inc.	6,780	1,612,826
Centene Corp. (a)	21,514	1,654,857
Chemed Corp.	598	340,956
DaVita, Inc. (a)	2,032	277,612
Encompass Health Corp.	3,991	370,924
Henry Schein, Inc. (a)	5,152	370,635
Humana, Inc.	4,862	1,758,148
Labcorp Holdings, Inc.	3,390	730,342
Molina Healthcare, Inc. (a)	2,342	799,254
Premier, Inc. Class A	4,784	100,368
Quest Diagnostics, Inc.	4,476	636,935
R1 RCM, Inc. (a)	6,288	80,989
Tenet Healthcare Corp. (a)	3,909	585,177
Universal Health Services, Inc. Class B	2,334	498,916
		11,172,940
Health Care Technology - 0.3%
Certara, Inc. (a)	4,847	75,662
Doximity, Inc. (a)	4,833	135,324
Veeva Systems, Inc. Class A (a)	5,948	1,141,600
		1,352,586
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	4,188	86,566
Agilent Technologies, Inc.	11,812	1,670,217
Avantor, Inc. (a)	27,348	731,559
Azenta, Inc. (a)	2,213	137,848
Bio-Rad Laboratories, Inc. Class A (a)	779	263,582
Bio-Techne Corp.	6,263	510,998
Bruker Corp.	4,226	289,523
Charles River Laboratories International, Inc. (a)	2,060	502,846
Fortrea Holdings, Inc. (a)	3,592	99,103
Illumina, Inc. (a)	6,424	787,582
IQVIA Holdings, Inc. (a)	7,268	1,789,600
Medpace Holdings, Inc. (a)	1,024	391,700
Mettler-Toledo International, Inc. (a)	851	1,294,397
QIAGEN NV	8,907	396,272
Revvity, Inc.	4,961	623,151
Sotera Health Co. (a)	5,063	70,224
Waters Corp. (a)	2,377	799,338
West Pharmaceutical Services, Inc.	2,927	896,160
		11,340,666
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	7,297	433,004
Elanco Animal Health, Inc. (a)	19,848	258,818
Intra-Cellular Therapies, Inc. (a)	4,151	326,767
Jazz Pharmaceuticals PLC (a)	2,455	270,664
Organon & Co.	10,378	226,863
Perrigo Co. PLC	5,461	154,382
Royalty Pharma PLC	15,782	444,579
Viatris, Inc.	47,864	577,240
		2,692,317
TOTAL HEALTH CARE		47,313,961
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	2,895	868,529
BWX Technologies, Inc.	3,677	365,825
Curtiss-Wright Corp.	1,538	453,249
HEICO Corp.	1,773	427,896
HEICO Corp. Class A	3,280	623,561
Hexcel Corp.	3,337	220,943
Howmet Aerospace, Inc.	16,341	1,563,834
Huntington Ingalls Industries, Inc.	1,592	445,728
L3Harris Technologies, Inc.	7,637	1,732,759
Loar Holdings, Inc. (c)	412	25,750
Spirit AeroSystems Holdings, Inc. Class A (a)	4,666	169,143
Textron, Inc.	7,670	712,543
Woodward, Inc.	2,399	374,220
		7,983,980
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4,625	411,856
Expeditors International of Washington, Inc.	5,692	710,475
GXO Logistics, Inc. (a)	4,733	264,953
		1,387,284
Building Products - 1.5%
A.O. Smith Corp.	4,845	412,019
AAON, Inc.	2,754	243,812
Advanced Drain Systems, Inc.	2,679	474,290
Allegion PLC	3,526	482,392
Armstrong World Industries, Inc.	1,753	230,344
Builders FirstSource, Inc. (a)	4,839	809,903
Carlisle Companies, Inc.	1,919	803,255
Fortune Brands Innovations, Inc.	5,029	406,393
Hayward Holdings, Inc. (a)	5,748	85,013
Lennox International, Inc.	1,292	753,882
Masco Corp.	8,872	690,685
Owens Corning	3,478	648,230
Simpson Manufacturing Co. Ltd.	1,708	328,090
The AZEK Co., Inc. Class A, (a)	5,787	259,778
Trex Co., Inc. (a)	4,370	365,463
		6,993,549
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	2,078	496,081
MSA Safety, Inc.	1,491	281,277
RB Global, Inc.	7,383	587,908
Rollins, Inc.	11,267	539,802
Stericycle, Inc. (a)	3,717	217,630
Tetra Tech, Inc.	2,149	458,253
Veralto Corp.	9,959	1,061,231
Vestis Corp.	5,313	68,910
		3,711,092
Construction & Engineering - 1.0%
AECOM	5,472	495,818
API Group Corp. (a)	9,170	347,451
Comfort Systems U.S.A., Inc.	1,417	471,039
EMCOR Group, Inc.	1,874	703,575
MasTec, Inc. (a)	2,525	277,826
MDU Resources Group, Inc.	8,194	220,746
Quanta Services, Inc.	5,857	1,554,331
Valmont Industries, Inc.	802	239,285
Willscot Holdings Corp. (a)	7,442	305,122
		4,615,193
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,241	311,925
AMETEK, Inc.	9,309	1,614,925
Generac Holdings, Inc. (a)	2,374	369,584
Hubbell, Inc.	2,159	854,208
nVent Electric PLC	6,660	483,716
Regal Rexnord Corp.	2,677	430,140
Rockwell Automation, Inc.	4,622	1,287,920
Sensata Technologies PLC	6,025	234,915
Vertiv Holdings Co.	14,437	1,136,192
		6,723,525
Ground Transportation - 1.0%
Avis Budget Group, Inc.	693	70,000
J.B. Hunt Transport Services, Inc.	3,348	579,706
Knight-Swift Transportation Holdings, Inc.	6,304	343,127
Landstar System, Inc.	1,435	273,009
Lyft, Inc. (a)	14,557	175,412
Old Dominion Freight Lines, Inc.	7,921	1,664,836
Ryder System, Inc.	1,737	243,458
Saia, Inc. (a)	1,068	446,264
Schneider National, Inc. Class B	1,900	51,129
U-Haul Holding Co. (a)	412	27,517
U-Haul Holding Co. (non-vtg.)	3,935	250,778
XPO, Inc. (a)	4,609	529,528
		4,654,764
Machinery - 3.9%
AGCO Corp.	2,509	236,900
Allison Transmission Holdings, Inc.	3,524	312,191
CNH Industrial NV	35,205	374,933
Crane Co.	1,970	316,027
Cummins, Inc.	5,510	1,607,818
Donaldson Co., Inc.	4,841	362,204
Dover Corp.	5,529	1,018,774
ESAB Corp.	2,281	231,750
Flowserve Corp.	5,293	267,561
Fortive Corp.	14,189	1,019,480
Gates Industrial Corp. PLC (a)	8,274	153,814
Graco, Inc.	6,743	573,492
IDEX Corp.	3,054	636,698
Ingersoll Rand, Inc.	16,275	1,634,010
ITT, Inc.	3,322	469,930
Lincoln Electric Holdings, Inc.	2,225	457,037
Middleby Corp. (a)	2,146	290,955
Nordson Corp.	2,288	572,755
Oshkosh Corp.	2,630	285,750
Otis Worldwide Corp.	16,291	1,539,500
Pentair PLC	6,657	584,951
RBC Bearings, Inc. (a)	1,146	333,303
Snap-On, Inc.	2,086	598,745
Stanley Black & Decker, Inc.	6,198	654,633
Timken Co.	2,607	226,679
Toro Co.	4,211	403,119
Westinghouse Air Brake Tech Co.	7,054	1,136,752
Xylem, Inc.	9,744	1,300,824
		17,600,585
Marine Transportation - 0.1%
Kirby Corp. (a)	2,337	287,171
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	5,062	189,977
American Airlines Group, Inc. (a)	26,373	280,609
Delta Air Lines, Inc.	25,975	1,117,445
Southwest Airlines Co.	24,092	649,038
United Airlines Holdings, Inc. (a)	13,200	599,544
		2,836,613
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	5,163	739,910
Broadridge Financial Solutions, Inc.	4,722	1,010,508
CACI International, Inc. (a)	890	410,717
Clarivate PLC (a)	16,399	110,529
Concentrix Corp.	1,917	135,149
Dayforce, Inc. (a)	5,971	353,961
Dun & Bradstreet Holdings, Inc.	12,213	132,877
Equifax, Inc.	4,954	1,383,999
FTI Consulting, Inc. (a)	1,417	308,863
Genpact Ltd.	7,085	245,637
Jacobs Solutions, Inc.	5,027	735,701
KBR, Inc.	5,367	357,389
Leidos Holdings, Inc.	5,436	784,958
ManpowerGroup, Inc.	1,928	147,646
Parsons Corp. (a)	1,844	168,486
Paychex, Inc.	12,969	1,660,291
Paycom Software, Inc.	2,054	342,587
Paycor HCM, Inc. (a)	2,949	36,597
Paylocity Holding Corp. (a)	1,767	265,174
Robert Half, Inc.	4,119	264,399
Science Applications International Corp.	2,059	256,140
SS&C Technologies Holdings, Inc.	8,664	632,039
TransUnion	7,825	706,285
Verisk Analytics, Inc.	5,744	1,503,492
		12,693,334
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	4,204	208,602
Core & Main, Inc. (a)	6,690	357,714
Fastenal Co.	23,083	1,633,122
Ferguson PLC	8,158	1,816,379
MSC Industrial Direct Co., Inc. Class A	1,848	164,380
SiteOne Landscape Supply, Inc. (a)	1,799	263,877
United Rentals, Inc.	2,679	2,028,271
W.W. Grainger, Inc.	1,755	1,714,302
Watsco, Inc.	1,394	682,349
WESCO International, Inc.	1,758	307,562
		9,176,558
TOTAL INDUSTRIALS		78,663,648
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.3%
Ciena Corp. (a)	5,804	306,103
F5, Inc. (a)	2,355	479,572
Juniper Networks, Inc.	12,954	488,236
Lumentum Holdings, Inc. (a)	2,689	139,236
Ubiquiti, Inc.	171	31,732
		1,444,879
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	2,171	268,531
Avnet, Inc.	3,622	194,719
CDW Corp.	5,417	1,181,502
Cognex Corp.	6,931	343,916
Coherent Corp. (a)	5,330	371,394
Corning, Inc.	30,908	1,236,629
Crane NXT Co.	1,971	123,936
IPG Photonics Corp. (a)	1,148	92,299
Jabil, Inc.	4,736	533,605
Keysight Technologies, Inc. (a)	7,027	980,758
Littelfuse, Inc.	984	262,836
TD SYNNEX Corp.	3,039	362,158
Teledyne Technologies, Inc. (a)	1,892	798,159
Trimble, Inc. (a)	9,819	535,528
Vontier Corp.	6,225	244,207
Zebra Technologies Corp. Class A (a)	2,062	724,154
		8,254,331
IT Services - 2.1%
Akamai Technologies, Inc. (a)	6,071	596,658
Amdocs Ltd.	4,618	403,936
Cloudflare, Inc. (a)	12,093	937,208
Cognizant Technology Solutions Corp. Class A	20,072	1,519,049
DXC Technology Co. (a)	7,318	148,848
EPAM Systems, Inc. (a)	2,240	481,891
Gartner, Inc. (a)	3,039	1,523,116
Globant SA (a)	1,696	330,228
GoDaddy, Inc. (a)	5,700	829,065
Kyndryl Holdings, Inc. (a)	9,167	246,317
MongoDB, Inc. Class A (a)	2,747	693,233
Okta, Inc. (a)	6,232	585,434
Twilio, Inc. Class A (a)	7,024	415,329
VeriSign, Inc. (a)	3,497	653,974
		9,364,286
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems LLC (a)	3,033	72,913
Amkor Technology, Inc.	4,547	148,505
Astera Labs, Inc.	892	39,105
Cirrus Logic, Inc. (a)	2,167	282,750
Enphase Energy, Inc. (a)	5,313	611,579
Entegris, Inc.	6,071	718,139
First Solar, Inc. (a)	4,299	928,541
GlobalFoundries, Inc. (a)(c)	3,966	202,306
Lattice Semiconductor Corp. (a)	5,491	291,023
MACOM Technology Solutions Holdings, Inc. (a)	2,250	227,070
Microchip Technology, Inc.	21,382	1,898,294
MKS Instruments, Inc.	2,696	339,426
Monolithic Power Systems, Inc.	1,894	1,634,692
ON Semiconductor Corp. (a)	17,312	1,354,664
Onto Innovation, Inc. (a)	1,974	377,626
Qorvo, Inc. (a)	3,883	465,183
Skyworks Solutions, Inc.	6,476	735,803
Teradyne, Inc.	6,170	809,257
Universal Display Corp.	1,880	418,526
Wolfspeed, Inc. (a)(c)	5,031	94,834
		11,650,236
Software - 4.3%
ANSYS, Inc. (a)	3,518	1,103,350
AppFolio, Inc. Class A, (a)	886	196,231
AppLovin Corp. Class A, (a)	10,576	815,410
Aspen Technology, Inc. (a)	1,084	203,738
Bentley Systems, Inc. Class B	5,649	275,332
Bill Holdings, Inc. (a)	4,132	206,435
CCC Intelligent Solutions Holdings, Inc. Class A (a)	17,969	184,362
Confluent, Inc. (a)	9,745	243,820
Datadog, Inc. Class A (a)	12,054	1,403,568
DocuSign, Inc. (a)	8,192	454,492
Dolby Laboratories, Inc. Class A	2,357	185,637
DoubleVerify Holdings, Inc. (a)	5,818	122,876
Dropbox, Inc. Class A (a)	10,028	239,870
Dynatrace, Inc. (a)	10,494	460,896
Elastic NV (a)	3,281	359,827
Fair Isaac Corp. (a)	969	1,550,400
Five9, Inc. (a)	2,956	131,690
Gen Digital, Inc.	22,693	589,791
GitLab, Inc. (a)	4,777	244,726
Guidewire Software, Inc. (a)	3,300	495,231
HashiCorp, Inc. (a)	3,882	131,018
HubSpot, Inc. (a)	1,971	979,646
Informatica, Inc. (a)	2,570	61,526
Manhattan Associates, Inc. (a)	2,469	630,533
MicroStrategy, Inc. Class A (a)(c)	633	1,021,941
nCino, Inc. (a)	3,311	108,468
Nutanix, Inc. Class A (a)	9,792	494,594
Palantir Technologies, Inc. Class A (a)	81,137	2,181,774
Pegasystems, Inc.	1,788	124,659
Procore Technologies, Inc. (a)	4,245	301,522
PTC, Inc. (a)	4,774	849,056
RingCentral, Inc. (a)	3,301	115,700
SentinelOne, Inc. (a)	9,247	211,756
Smartsheet, Inc. (a)	5,113	245,219
Teradata Corp. (a)	3,914	126,892
Tyler Technologies, Inc. (a)	1,709	970,900
UiPath, Inc. Class A (a)	15,703	191,106
Unity Software, Inc. (a)	12,002	196,353
Zoom Video Communications, Inc. Class A (a)	10,050	607,020
Zscaler, Inc. (a)	3,692	662,160
		19,679,525
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	52,322	1,041,731
HP, Inc.	39,438	1,423,317
NetApp, Inc.	8,307	1,054,823
Pure Storage, Inc. Class A (a)	11,692	700,702
Super Micro Computer, Inc. (a)	1,998	1,401,897
Western Digital Corp. (a)	13,157	882,177
		6,504,647
TOTAL INFORMATION TECHNOLOGY		56,897,904
MATERIALS - 6.0%
Chemicals - 2.8%
Albemarle Corp.	4,731	443,153
Ashland, Inc.	2,014	194,653
Axalta Coating Systems Ltd. (a)	8,880	316,572
Celanese Corp.	4,491	633,905
CF Industries Holdings, Inc.	7,549	576,668
Corteva, Inc.	28,209	1,582,525
Dow, Inc.	28,381	1,545,913
DuPont de Nemours, Inc.	16,864	1,411,517
Eastman Chemical Co.	4,715	487,201
Element Solutions, Inc.	9,020	243,089
FMC Corp.	5,020	292,967
Huntsman Corp.	6,583	157,531
International Flavors & Fragrances, Inc.	10,311	1,025,738
LyondellBasell Industries NV Class A	10,496	1,043,932
NewMarket Corp.	271	151,996
Olin Corp.	4,815	219,612
PPG Industries, Inc.	9,424	1,196,660
RPM International, Inc.	5,124	622,361
The Chemours Co. LLC	6,013	145,334
The Mosaic Co.	12,902	384,093
The Scotts Miracle-Gro Co.	1,715	134,799
Westlake Corp.	1,353	200,055
		13,010,274
Construction Materials - 0.7%
Eagle Materials, Inc.	1,375	374,413
Martin Marietta Materials, Inc.	2,472	1,466,761
Vulcan Materials Co.	5,335	1,464,511
		3,305,685
Containers & Packaging - 1.3%
Amcor PLC	57,991	610,645
Aptargroup, Inc.	2,660	390,967
Avery Dennison Corp.	3,229	700,144
Ball Corp.	12,555	801,386
Berry Global Group, Inc.	4,670	306,912
Crown Holdings, Inc.	4,714	418,132
Graphic Packaging Holding Co.	12,261	369,056
International Paper Co.	13,969	649,279
Packaging Corp. of America	3,574	714,335
Sealed Air Corp.	5,865	223,163
Silgan Holdings, Inc.	3,347	172,136
Smurfit Westrock PLC	10,314	462,480
Sonoco Products Co.	3,953	213,146
		6,031,781
Metals & Mining - 1.1%
Alcoa Corp.	10,096	333,572
ATI, Inc. (a)	4,973	336,722
Cleveland-Cliffs, Inc. (a)	18,856	289,440
MP Materials Corp. (a)	5,275	71,318
Nucor Corp.	9,667	1,575,141
Reliance, Inc.	2,302	701,097
Royal Gold, Inc.	2,648	365,742
Steel Dynamics, Inc.	5,993	798,387
United States Steel Corp.	8,984	369,153
		4,840,572
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,598	255,020
TOTAL MATERIALS		27,443,332
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	3,992	275,328
Alexandria Real Estate Equities, Inc.	6,985	819,271
American Homes 4 Rent Class A	13,611	491,221
Americold Realty Trust	11,446	342,121
AvalonBay Communities, Inc.	5,720	1,172,142
Brixmor Property Group, Inc.	12,082	307,729
BXP, Inc.	6,333	451,606
Camden Property Trust (SBI)	4,172	462,049
Cousins Properties, Inc.	6,106	167,976
Crown Castle, Inc.	17,532	1,929,923
CubeSmart	9,021	429,219
Digital Realty Trust, Inc.	13,023	1,946,808
EastGroup Properties, Inc.	1,926	360,143
EPR Properties	3,016	135,720
Equity Lifestyle Properties, Inc.	7,429	510,224
Equity Residential (SBI)	15,231	1,060,535
Essex Property Trust, Inc.	2,574	716,499
Extra Space Storage, Inc.	8,434	1,346,235
Federal Realty Investment Trust (SBI)	3,323	371,013
First Industrial Realty Trust, Inc.	5,323	291,275
Gaming & Leisure Properties	10,501	527,150
Healthcare Realty Trust, Inc.	15,323	271,064
Healthpeak Properties, Inc.	28,586	623,747
Highwoods Properties, Inc. (SBI)	4,212	130,446
Host Hotels & Resorts, Inc.	28,102	492,066
Invitation Homes, Inc.	24,674	870,252
Iron Mountain, Inc.	11,740	1,204,054
Kilroy Realty Corp.	4,707	174,018
Kimco Realty Corp.	26,562	577,192
Lamar Advertising Co. Class A	3,510	420,709
Medical Properties Trust, Inc. (c)	23,832	114,632
Mid-America Apartment Communities, Inc.	4,682	654,403
National Storage Affiliates Trust	2,891	123,070
NNN (REIT), Inc.	7,307	328,011
Omega Healthcare Investors, Inc.	9,947	362,071
Park Hotels & Resorts, Inc.	8,389	126,338
Rayonier, Inc.	5,958	180,706
Realty Income Corp.	34,755	1,995,980
Regency Centers Corp.	7,411	499,057
Rexford Industrial Realty, Inc.	8,696	435,757
SBA Communications Corp. Class A	4,327	949,950
Simon Property Group, Inc.	13,046	2,001,778
STAG Industrial, Inc.	7,292	297,587
Sun Communities, Inc.	4,973	630,228
UDR, Inc.	13,235	530,326
Ventas, Inc.	16,262	885,303
VICI Properties, Inc.	42,038	1,314,108
Vornado Realty Trust	7,071	212,059
Weyerhaeuser Co.	29,395	933,585
WP Carey, Inc.	8,737	505,086
		31,957,770
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	12,335	1,390,278
CoStar Group, Inc. (a)	16,367	1,276,953
Howard Hughes Holdings, Inc.	1,278	94,789
Jones Lang LaSalle, Inc. (a)	1,905	477,965
Zillow Group, Inc.:
Class A (a)	1,914	90,724
Class C (a)	6,378	310,609
		3,641,318
TOTAL REAL ESTATE		35,599,088
UTILITIES - 5.4%
Electric Utilities - 2.7%
Alliant Energy Corp.	10,331	575,023
Avangrid, Inc.	2,846	101,517
Edison International	15,340	1,227,353
Entergy Corp.	8,596	996,878
Evergy, Inc.	8,980	520,840
Eversource Energy	14,164	919,385
Exelon Corp.	40,351	1,501,057
FirstEnergy Corp.	23,214	972,899
IDACORP, Inc.	2,040	199,410
NRG Energy, Inc.	8,622	648,116
OGE Energy Corp.	8,055	312,292
PG&E Corp.	86,206	1,573,260
Pinnacle West Capital Corp.	4,579	391,917
PPL Corp.	29,781	885,091
Xcel Energy, Inc.	22,431	1,307,279
		12,132,317
Gas Utilities - 0.3%
Atmos Energy Corp.	6,064	775,464
National Fuel Gas Co.	3,676	215,377
UGI Corp.	8,461	209,664
		1,200,505
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	5,439	152,836
Clearway Energy, Inc.:
Class A	1,392	34,285
Class C	3,315	88,444
The AES Corp.	28,598	508,758
Vistra Corp.	13,892	1,100,524
		1,884,847
Multi-Utilities - 1.7%
Ameren Corp.	10,731	850,646
CenterPoint Energy, Inc.	25,545	708,874
CMS Energy Corp.	11,999	777,535
Consolidated Edison, Inc.	13,965	1,361,867
DTE Energy Co.	8,337	1,004,859
NiSource, Inc.	18,081	565,031
Public Service Enterprise Group, Inc.	20,108	1,604,015
WEC Energy Group, Inc.	12,755	1,097,695
		7,970,522
Water Utilities - 0.3%
American Water Works Co., Inc.	7,865	1,119,661
Essential Utilities, Inc.	10,153	412,719
		1,532,380
TOTAL UTILITIES		24,720,571
TOTAL COMMON STOCKS (Cost $371,757,724)		455,353,498

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	47

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	424,288	424,373
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	3,452,587	3,452,932
TOTAL MONEY MARKET FUNDS (Cost $3,877,305)		3,877,305

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $375,635,103)	459,230,850
NET OTHER ASSETS (LIABILITIES) - (0.8)% (f)	(3,587,320)
NET ASSETS - 100.0%	455,643,530

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Sep 2024	312,010	20,611	20,611

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $94,800 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,144,201	9,939,603	10,659,393	10,846	(38)	-	424,373	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,938,580	8,221,582	7,707,230	18,142	-	-	3,452,932	0.0%
Total	4,082,781	18,161,185	18,366,623	28,988	(38)	-	3,877,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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